EQUITY AND SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
EQUITY AND SHARE BASED PAYMENTS
NOTE 21 – EQUITY AND SHARE BASED PAYMENTS

a.	Share capital:

The Company's share capital consists of ordinary shares, which are traded on the Tel Aviv Stock Exchange Ltd. under the symbol "PTNR", and are quoted on the NASDAQ Global Select Market™, in the form of American Depositary Shares ("ADSs"), each representing one of the Company’s ordinary shares, under the symbol "PTNR", according to the dual listing regulations. The ADSs are evidenced by American Depositary Receipts ("ADRs"). Since November 2011, Citibank, N.A. serves as the Company's depository for ADSs. The holders of ordinary shares are entitled vote in the general meetings of shareholders and to receive dividends as declared.

Under the provisions of the Company's licenses (note 1(d)), restrictions are placed on transfer of the Company's shares and placing liens thereon. The restrictions include the requirement of advance written consent of the Minister of Communications be received prior to transfer of 10% or more of the Company's shares to a third party. The restrictions require that the "founding shareholders or their approved substitutes", as defined in the cellular license, hold at least 26% of the means of control in the Company, including 5% which must be held by Israeli shareholders (Israeli citizens and residents), who were approved as such by the Minister of Communications.

Through December 31, 2008 the Company purchased its own 4,467,990 shares at the cost of NIS 351 million ("treasury shares"). In accordance with the Israeli Companies Law, the treasury shares are considered dormant shares as long as they are held by the Company, and as such they do not bear any rights (including the right to vote in general meetings of shareholders and to receive dividends) until they are transferred to a third party. Of which 2,850,472 remained as of December 31, 2017. Of which 1,376,381were allocated as of December 31, 2017 to a trustee on behalf of the Company's employees under the Company's Equity Incentive Plan (see (b) below). These shares are under the control of the Company until vested under the plan and therefore are not presented in the financial statements as outstanding shares until vested (restricted shares ("RSAs")).

In June 2017, the Company issued 10,178,211 shares of the Company to the public and to classified investors, following a tender under a shelf offering, and by way of a private placement. The total net consideration received was approximately NIS 190 million. The offering expenses totaled NIS 7 million.

b.	Share based compensation to employees

(1)	Description of the Equity Incentive Plan

Share options and restricted shares were granted to employees in accordance with Company's Equity Incentive Plan (the "Plan"). It includes allocation of restricted shares ("RSAs") to the Company's employees and officers and determines the right to vote at the general meetings of shareholders and the right to receive dividends distributed with respect to the restricted shares. The committee may set performance targets as a vesting criterion (independently or in combination with other criteria).

The total number of Company's shares reserved for issuance upon exercise of all options or upon the earning of the restricted shares granted under the Plan is 25,917,000, of which 7,816,113 remained ungranted as of December 31, 2017. The vesting of the options and the earning of the restricted shares are subject to vesting/restriction periods. The vesting of the options and the earning of the restricted shares granted after June 2014 are also subject to performance conditions set by the Company's organs. The Company expects that the performance conditions will be met. The Plan's principal terms of the options include:

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Exercise price adjustment: The exercise price of options shall be reduced in the following events: (1) dividend distribution other than in the ordinary course: by the gross dividend amount so distributed per share, and (2)  dividend distribution in the ordinary course: the exercise price shall be reduced by the amount of a dividend in excess of 40% of the Company’s net income for the relevant period per share, or by the gross dividend amount so distributed per share ("Full Dividend Mechanism"), depending on the date of granting of the options.

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Cashless exercise:  Most of the options may be exercised only through a cashless exercise procedure, while holders of other options may choose between cashless exercise and the regular option exercise procedure. In accordance with such cashless exercise, the option holder would receive from the Company, without payment of the exercise price, only the number of shares whose aggregate market value equals the economic gain which the option holder would have realized by selling all the shares purchased at their market price, net of the option exercise price.

(2)	Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2017
	Number of options	Number of RSAs
Granted	31,304,207	4,298,768
Shares issued upon exercises and vesting	(6,430,589)	(1,617,518)
Cancelled upon net exercises, expiration and forfeitures	(16,165,135)	(1,336,953)
Outstanding	8,708,483	1,344,297
Of which:
Exercisable	5,190,586	26,556
Vest in 2018	2,502,089	891,309
Vest in 2019	667,254	280,115
Vest in 2020	348,554	146,317

As of December 31, 2017 the Company expects to record a total amount of compensation expenses of approximately NIS 16 million during the next three years with respect to options and restricted shares.

(3)	Options and RSAs status summary as of December 31, 2015, 2016 and 2017 and the changes therein during the years ended on those dates:

	Year ended December 31
	2015		2016		2017
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS		NIS
Outstanding at the beginning of the year	8,962,116	32.08	12,686,317	29.52	11,285,901	29.14
Granted during the year	5,519,031	17.41	998,433	18.14	1,201,358	19.45
Exercised during the year	(32,880)	13.12	(284,251)	15.74	(1,906,991)	17.38
Forfeited during the year	(1,459,215)	28.7	(1,219,648)	20.58	(988,566)	22.91
Expired during the year	(302,735)	58.61	(894,950)	38.16	(883,219)	43.10
Outstanding at the end of the year	12,686,317	29.52	11,285,901	29.14	8,708,483	29.67
Exercisable at the end of the year	4,615,076	45.97	5,912,904	37.77	5,190,586	36.66
Shares issued during the year due exercises	8,496		47,484		319,259

RSAs:
Outstanding at the beginning of the year	1,589,990		2,900,626		1,955,414
Granted during the year	1,779,596		417,176		507,146
Vested during the year	(6,015)		(858,397)		(753,106)
Forfeited during the year	(462,945)		(503,991)		(365,157)
Outstanding at the end of the year	2,900,626		1,955,414		1,344,297

	Options granted in 2015	Options granted in 2016	Options granted in 2017
Weighted average fair value of options granted using the
Black & Scholes option-pricing model – per option (NIS)	5.37	5.02	5.43
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	39.28%	39.5%	37.6%
Risk-free interest rate	0.54%	0.54%	0.53%
Expected life (years)	3	3	3
Dividend yield	*	*	*

*   Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

The expected volatility is based on a historical volatility, by statistical analysis of the daily share price for periods corresponding the option's expected life. The expected life is expected length of time until expected date of exercising the options, based on historical data on employees' exercise behavior and anticipated future condition. The fair value of RSAs was evaluated based on the stock price on grant date.

(4)	Information about outstanding options by expiry dates

Share options oustanding as of December 31, 2017 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2018	371,687	25.55
2019	1,191,771	49.77
2020	2,324,841	37.66
2021	2,947,959	21.69
2022	826,533	21.66
2023	1,045,692	19.26
	8,708,483	29.67